Principal Variable Contracts Funds, Inc.
Supplement dated March 31, 2025
to the Statement of Additional Information dated May 1, 2024
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.
On December 31, 2025, delete all references to Randy L. Welch from the Statement of Additional Information.

PORTFOLIO MANAGER DISCLOSURE
Under Advisor: Principal Global Investors, LLC (Principal Asset Allocation Portfolio Managers), add the following alphabetically to the Other Accounts Managed table:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Todd A. Jablonski (1): Principal LifeTime Strategic Income, 2020, 2030, 2040, 2050, 2060 Accounts; and SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income, and SAM Strategic Growth Portfolios

Registered investment companies	5	$14.4 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	1	$36.6 million	0	$0
Michael Messina (1): LargeCap Growth Account I
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
Chad Severin (1): Principal LifeTime Strategic Income, 2020, 2030, 2040, 2050, and 2060 Accounts
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
May Tong (1): LargeCap Growth I; and Principal LifeTime Strategic Income, 2020, 2030, 2040, 2050, and 2060 Accounts
Registered investment companies	4	$10.5 billion	0	$0
Other pooled investment vehicles	1	$2.8 billion	0	$0
Other accounts	0	$0	0	$0
(1)Information as of February 28, 2025.

Under Advisor: Principal Global Investors, LLC (Principal Asset Allocation Portfolio Managers), add the following alphabetically to the Ownership of Securities table:
Ownership of Securities

Portfolio Manager	PVC Accounts/Portfolios Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Todd A. Jablonski (1)	Principal LifeTime Strategic Income	None
Todd A. Jablonski (1)	Principal LifeTime 2020	None
Todd A. Jablonski (1)	Principal LifeTime 2030	None
Todd A. Jablonski (1)	Principal LifeTime 2040	None
Todd A. Jablonski (1)	Principal LifeTime 2050	None
Todd A. Jablonski (1)	Principal LifeTime 2060	None
Michael Messina (1)	LargeCap Growth I	None
Chad Severin (1)	Principal LifeTime Strategic Income	None
Chad Severin (1)	Principal LifeTime 2020	None
Chad Severin (1)	Principal LifeTime 2030	None
Chad Severin (1)	Principal LifeTime 2040	None
Chad Severin (1)	Principal LifeTime 2050	None
Chad Severin (1)	Principal LifeTime 2060	None
May Tong (1)	LargeCap Growth I	None
May Tong (1)	Principal LifeTime Strategic Income	None
May Tong (1)	Principal LifeTime 2020	None
May Tong (1)	Principal LifeTime 2030	None
May Tong (1)	Principal LifeTime 2040	None
May Tong (1)	Principal LifeTime 2050	None
May Tong (1)	Principal LifeTime 2060	None
(1)Information as of February 28, 2025.
Under Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers), add the following alphabetically to the Other Accounts Managed table:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Matthew Peron (1): Diversified International Account
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
(1)Information as of February 28, 2025.
Under Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers), add the following alphabetically to the Ownership of Securities table:
Ownership of Securities

Portfolio Manager	PVC Accounts/Portfolios Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Matthew Peron (1)	Diversified International	None
(1)Information as of February 28, 2025.

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